13. Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 5,122	$ 9,106
Europe [Member]
Revenues	700	3,700
Asia [Member]
Revenues	3,700	4,700
Russia [Member]
Revenues	100	400
USA [Member]
Revenues	$ 600	$ 300